Average Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Dividend ETF for Rising Rates	Nov. 29, 2022
Fidelity Dividend ETF for Rising Rates | Return Before Taxes
Average Annual Return:
Past 1 year	26.02%
Past 5 years	14.82%
Since Inception	14.94%
Fidelity Dividend ETF for Rising Rates | After Taxes on Distributions
Average Annual Return:
Past 1 year	25.35%
Past 5 years	13.93%
Since Inception	14.06%
Fidelity Dividend ETF for Rising Rates | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	15.81%
Past 5 years	11.64%
Since Inception	11.78%
IXZ69
Average Annual Return:
Past 1 year	26.42%
Past 5 years	15.19%
Since Inception	15.32%	[1]
RS001
Average Annual Return:
Past 1 year	26.45%
Past 5 years	18.43%
Since Inception	18.24%	[1]

[1]	A From September 12, 2016